Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Stock Option Activity

A summary of the stock option activity for the plans for the three years ended December 31, 2015, 2014 and 2013 follows:

			Exercise Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2012	16,690,472	$16.73-$27.21	$21.00

Options forfeited	(8,400,221)	$16.73-$27.21	$19.39
Outstanding at December 31, 2013	8,290,251	$16.73-$27.21	$22.64

Options forfeited	(8,285,951)	$16.73-$27.21	$22.65
Outstanding at December 31, 2014	4,300	$16.73	$16.73

Options forfeited	(4,300)	$16.73	$16.73
Outstanding at December 31, 2015	0	$0	$0

Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2015, December 31, 2014 and December 31, 2013:

	December 31, 2015	December 31, 2014	December 31, 2013
Cost of sales	7	6	5
Selling, general and administrative	17	16	13
Research and development	14	14	8

Total pre-payroll tax and social contribution compensation	38	36	26

Changes in AOCI Attributable to Stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2015, 2014 and 2013:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2012	26	(1)	(207)	932	750
Cumulative tax impact	(2)	(3)	49	—	44

December 31, 2012, net of tax	24	(4)	(158)	932	794

OCI before reclassifications	40	2	82	104	228
Amounts reclassified from AOCI	(28)	—	14	—	(14)
Impact of ST-Ericsson deconsolidation	—	—	11	49	60
OCI for the year ended December 31, 2013	12	2	107	153	274
Cumulative tax impact	(3)	3	(26)	—	(26)
OCI for the year ended December 31, 2013, net of tax	9	5	81	153	248

December 31, 2013	38	1	(100)	1,085	1,024

Cumulative tax impact	(5)	—	23	—	18

December 31, 2013, net of tax	33	1	(77)	1,085	1,042

OCI before reclassifications	(116)	1	(76)	(272)	(463)
Amounts reclassified from AOCI	2	—	6	—	8
OCI for the year ended December 31, 2014	(114)	1	(70)	(272)	(455)
Cumulative tax impact	5	—	21	—	26
OCI for the year ended December 31, 2014, net of tax	(109)	1	(49)	(272)	(429)

December 31, 2014	(76)	2	(170)	813	569

Cumulative tax impact	—	—	44	—	44

December 31, 2014, net of tax	(76)	2	(126)	813	613

OCI before reclassifications	(117)	—	(2)	(202)	(321)
Amounts reclassified from AOCI	170	—	12	(10)	172
OCI for the year ended December 31, 2015	53	—	10	(212)	(149)
Cumulative tax impact	—	—	(4)	—	(4)
OCI for the year ended December 31, 2015, net of tax	53	—	6	(212)	(153)

December 31, 2015	(23)	2	(160)	601	420

Cumulative tax impact	—	—	40	—	40

December 31, 2015, net of tax	(23)	2	(120)	601	460

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2015, 2014 and 2013 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2015	Amounts reclassified from AOCI in the year ended December 31, 2014	Amounts reclassified from AOCI in the year ended December 31, 2013	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	(105)	(1)	16	Cost of sales
Foreign exchange derivative contracts	(14)	(1)	3	Selling, general and administrative
Foreign exchange derivative contracts	(51)	—	14	Research and development
	—	—	(4)	Income tax benefit (expense)

	(170)	(2)	29	Net of tax

Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	—	—	(1)	Cost of sales
Amortization of actuarial gains (losses)	(5)	(1)	(5)	Selling, general and administrative
Amortization of actuarial gains (losses)	(6)	(4)	(6)	Research and development
Amortization of prior service cost	—	—	(1)	Selling, general and administrative
Amortization of prior service cost	(1)	(1)	(4)	Research and development
	4	1	5	Income tax benefit (expense)

	(8)	(5)	(12)	Net of tax

Foreign currency translation adjustment
Realized gain on disposal of investments	10	—	—	Income (loss) on equity-method investments
	—	—	—	Income tax benefit (expense)

	10	—	—	Net of tax

Total reclassifications for the year	(168)	(7)	17

Attributable to noncontrolling interest	—	—	(2)

Attributable to the Company’s stockholders	(168)	(7)	15

Supervisory Board [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2005	66,000	(15,000)
2006	66,000	(15,000)
2007	165,000	(22,500)
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013	No options granted
2014	No options granted
2015	No options granted

Summary of Nonvested Share Activity

A summary of the options’ activity by plan for the years ended December 31, 2015 and December 31, 2014 is presented below:

Year of grant	Outstanding as of 31.12.2013	Exercised	Expired / Cancelled	Outstanding as of 31.12.2014	Exercised	Expired / Cancelled	Outstanding as of 31.12.2015	Shares corresponding to exercised option not yet available for trade as of 31.12.2015
2005	31,115	(9,000)	—	22,115	(22,115)	—	—	—
2006	30,000	(9,000)	—	21,000	(18,000)	—	3,000	—
2007	60,000	(13,500)	—	46,500	(27,000)	—	19,500	—
2008	75,000	(15,000)	—	60,000	(21,000)	—	39,000	—
2009	75,000	—	—	75,000	(30,000)	—	45,000	—
2010	82,500	(7,500)	—	75,000	(30,000)	—	45,000	—
2011	117,500	(20,000)	—	97,500	(15,000)	—	82,500	—
2012	122,500	(20,000)	—	102,500	(7,500)	—	95,000	—

Employees [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 22, 2013	2013 CEO Special Bonus	63,848	—	—
July 22, 2013	2013 Employee Plan	5,750,730	—	(1,832,360)
December 18, 2013	2013 Employee Plan	659,515	—	(157,858)
December 27, 2013	2013 Employee Plan	1,800	—	—
July 22, 2014	2014 CEO Special Bonus	34,483	—	—
July 22, 2014	2014 Employee Plan	6,458,435	—	(1,939,222)
December 18, 2014	2014 Employee Plan	500,775	—	(31,332)
July 27, 2015	2015 Employee Plan	6,591,200	—	( *)
December 15, 2015	2015 Employee Plan	370,920	—	( *)

(*)	As at December 31, 2015, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of Nonvested Share Activity

A summary of the unvested share activity by plan for the year ended December 31, 2015 is presented below:

Unvested Shares	Outstanding as at December 31, 2014	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2015
2012 CEO Special Bonus	33,620	—	—	—	(33,620)	—
2012 Employee Plan	1,380,204	—	(8,834)	—	(1,371,370)	—
2013 CEO Special Bonus	28,377	21,283	—	—	(21,282)	28,378
2013 Employee Plan	2,872,368	—	(39,408)	—	(1,370,601)	1,462,359
2014 CEO Special Bonus	—	34,483	—	—	(11,494)	22,989
2014 Employee Plan	6,923,705	—	(88,271)	(1,970,554)	(1,618,774)	3,246,106
2015 Employee Plan	—	6,962,120	(30,945)	—	—	6,931,175

Total	11,238,274	7,017,886	(167,458)	(1,970,554)	(4,427,141)	11,691,007